Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,469,704
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	192,120	1,832,102

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$3,500,000	$3,500,000
2010 unsecured convertible notes payable	3,953,595	4,071,000
2010 junior secured notes payable	194,314	1,746,222
2011 related party unsecured convertible notes payable	877,294	1,310,000
2011 junior secured note payable	2,000,000	2,000,000
2011 junior secured convertible notes payable	1,308,390	1,625,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three and Six Months Ended June 30,
	2012	2011
Stock options	6,111,127	3,762,477
Warrants	6,258,648	435,986
Shares under convertible note agreements	4,287,695	8,524,756
	16,657,470	12,723,219

	Years Ended December 31,
	2011	2010	2009
Stock options	3,679,977	3,762,477	669,777
Warrants	1,922,944	435,986	410,542
Convertible preferred shares	1,991,250	1,991,250	1,991,250
Shares under convertible note agreements	1,046,263	997,678	444,247
	8,640,434	7,187,391	3,515,816